Financial Instruments - Summary of Analysis of Age of Trade Payables (Detail) - Liquidity risk [member] - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade payables	$ 1,595	$ 7,076
Less than 30 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade payables	1,201	6,725
31 to 60 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade payables	365	113
61 to 90 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade payables	$ 29	66
Over 90 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade payables		$ 172